Document and Entity Information	Jun. 26, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 26, 2025
Entity Registrant Name	Silence Therapeutics plc
Entity Incorporation State Country Code	X0
Entity File Number	001-39487
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	72 Hammersmith Road
Entity Address City Or Town	London
Entity Address Country	GB
Entity Address Postal Zip Code	W14 8TH
Country Region	44
City Area Code	20
Local Phone Number	3457 6900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001479615
ADR [Member]
Document And Entity Information [Line Items]
Security 12b Title	American Depositary Shares, each representing 3 ordinary shares, nominal value £0.05 per share
Trading Symbol	SLN
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary share, nominal value £0.05 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true